Share-Based Compensation (Tables)	6 Months Ended
Jun. 30, 2021
Share-based Payment Arrangement [Abstract]
Restricted Share Grant Activity
Restricted share grant activity for the year ended December 31, 2020, and the six months ended June 30, 2021, was as follows:

	Number of non-vested restricted shares	Weighted average grant date fair value	Weighted average remaining contractual term
Balance as of January 1, 2020	329,156	$11.68	1.38 years
Granted	79,172	7.90
Vested	(89,888)	12.25
Forfeited	(12,198)	11.54

Balance as of December 31, 2020	306,242	$10.54	0.93 years
Granted	85,098	10.26
Vested	(122,322)	11.01
Forfeited	(7,595)	7.90

Balance as of June 30, 2021	261,423	$10.30	0.98 years

Summary of Stock Option Activity
The movements in the existing share options during the year ended December 31, 2020, and the six months ended June 30, 2021, was as follows:

Options	Number of options outstanding	Weighted average exercise price per share	Aggregate intrinsic value
Balance as of January 1, 2020	349,936	$21.39	—
Forfeited during the year	(10,000)	20.82	—

Balance as of December 31, 2020	339,936	21.40	$—
Forfeited during the period	(4,500)	—	—

Balance as of June 30, 2021	335,436	$21.40	$—